Transamerica Energy Infrastructure

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 68.9%
Electric Utilities - 6.5%
Avangrid, Inc. (A)	47,000	$ 2,450,580
Eversource Energy	11,400	983,478
NextEra Energy, Inc.	112,800	8,787,120
Xcel Energy, Inc.	14,600	996,450

		13,217,628

Gas Utilities - 0.1%
Brookfield Infrastructure Corp., Class A (A)	3,622	234,561

Independent Power & Renewable Electricity Producers - 17.6%
AES Corp.	56,800	1,346,160
Atlantica Sustainable Infrastructure PLC (A)	252,600	10,043,376
Brookfield Renewable Corp., Class A	101,863	4,323,066
Clearway Energy, Inc., Class A	29,300	789,635
Clearway Energy, Inc., Class C (A)	178,200	5,110,776
Innergex Renewable Energy, Inc. (A)	124,500	2,170,467
Northland Power, Inc. (A)	149,500	5,246,160
Polaris Infrastructure, Inc. (A)	128,300	1,927,174
TransAlta Corp.	409,000	4,265,061
TransAlta Renewables, Inc. (A)	43,700	769,549

		35,991,424

Multi-Utilities - 1.9%
Algonquin Power & Utilities Corp. (A)	107,200	1,711,984
Dominion Energy, Inc.	12,600	943,362
Sempra Energy	9,300	1,215,045

		3,870,391

Oil, Gas & Consumable Fuels - 42.8%
Cheniere Energy, Inc. (B)	81,991	6,963,496
DTE Midstream LLC (B)	24,800	1,051,520
Enbridge, Inc.	189,154	7,443,210
Equitrans Midstream Corp.	89,900	738,978
Kinder Morgan, Inc.	630,600	10,959,828
New Fortress Energy, Inc. (A)	15,300	463,743
ONEOK, Inc.	60,700	3,154,579
Pembina Pipeline Corp. (A)	246,100	8,133,605
Phillips 66	90,600	6,652,758
Plains GP Holdings, LP, Class A (B)	596,213	6,254,274
Targa Resources Corp.	297,635	12,533,410
TC Energy Corp.	201,536	9,820,849
Williams Cos., Inc.	527,500	13,213,875

		87,384,125

Total Common Stocks (Cost $121,206,994)		140,698,129

MASTER LIMITED PARTNERSHIPS - 28.6% (C)
Independent Power & Renewable Electricity Producers - 9.4%
Brookfield Renewable Partners, LP (B)	158,250	6,222,390
NextEra Energy Partners, LP	167,822	13,011,240

		19,233,630

Multi-Utilities - 0.8%
Brookfield Infrastructure Partners, LP	30,300	1,638,624

Oil, Gas & Consumable Fuels - 18.4%
BP Midstream Partners, LP	147,255	2,033,592
Energy Transfer, LP	799,337	7,881,463
Enterprise Products Partners, LP	411,811	9,294,574

	Shares	Value
MASTER LIMITED PARTNERSHIPS (continued) (C)
Oil, Gas & Consumable Fuels (continued)
Enviva Partners, LP	58,709	$ 3,170,286
Magellan Midstream Partners, LP	86,500	4,030,900
MPLX, LP	289,781	8,223,985
Phillips 66 Partners, LP	44,200	1,614,626
Rattler Midstream, LP	137,400	1,430,334

		37,679,760

Total Master Limited Partnerships (Cost $54,681,026)		58,552,014

OTHER INVESTMENT COMPANY - 6.3%
Securities Lending Collateral - 6.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.05% (D)	12,858,283	12,858,283

Total Other Investment Company (Cost $12,858,283)		12,858,283

	Principal	Value
REPURCHASE AGREEMENT - 2.1%
Fixed Income Clearing Corp., 0.00% (D), dated 07/30/2021, to be repurchased at $4,250,377 on 08/02/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $4,335,484.	$ 4,250,377	4,250,377

Total Repurchase Agreement (Cost $4,250,377)		4,250,377

Total Investments (Cost $192,996,680)		216,358,803
Net Other Assets (Liabilities) - (5.9)%		(12,043,165)

Net Assets - 100.0%		$ 204,315,638

Transamerica Funds	Page 1

Transamerica Energy Infrastructure

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$140,698,129	$—	$—	$140,698,129
Master Limited Partnerships	58,552,014	—	—	58,552,014
Other Investment Company	12,858,283	—	—	12,858,283
Repurchase Agreement	—	4,250,377	—	4,250,377

Total Investments	$212,108,426	$4,250,377	$—	$216,358,803

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $30,429,620, collateralized by cash collateral of $12,858,283 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $18,526,514. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	The Fund may directly invest up to, but not more than, 25% of its total assets in equity or debt securities of master limited partnerships and other entities that are treated as qualified publicly traded partnerships for federal income tax purposes. This limit does not apply to master limited partnerships, which are not treated as publicly traded partnerships for federal income tax purposes.
(D)	Rates disclosed reflect the yields at July 31, 2021.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 2

Transamerica Energy Infrastructure

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3